UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22112

SEI Alpha Strategy Portfolios, LP

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: May 31, 2013

Date of reporting period: February 28, 2013

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 61.0%

Agency Mortgage-Backed Obligations — 25.0%
FHLMC ARM (A)
3.520%, 03/01/2036	$5,445	$5,823
2.396%, 10/01/2035	1,973	2,095
2.375%, 06/01/2035	4,330	4,590
FHLMC CMO, Ser 2007-3311, Cl FN
0.501%, 05/15/2037 (A)	2,524	2,530
FHLMC REMIC, Ser 2007-3335, Cl BF
0.351%, 07/15/2019 (A)	1,472	1,471
FHLMC REMIC, Ser 2010-83, Cl BA
5.000%, 08/25/2040	3,015	3,308
FNMA
6.000%, 10/01/2039	4,241	4,658
FNMA ARM (A)
2.954%, 10/01/2033	1,048	1,123
2.925%, 10/01/2033 to 05/01/2034	1,799	1,899
2.902%, 09/01/2034	1,644	1,758
2.878%, 10/01/2033	714	761
2.822%, 05/01/2035	3,252	3,463
2.694%, 04/01/2033	762	813
2.661%, 06/01/2035	1,468	1,567
2.613%, 10/01/2035	2,835	3,008
2.608%, 05/01/2037	5,615	5,964
2.539%, 01/01/2034	1,479	1,568
2.503%, 06/01/2035	946	986
2.498%, 04/01/2034	2,492	2,652
2.435%, 09/01/2033	2,110	2,206
2.369%, 07/01/2036	4,251	4,528
2.357%, 08/01/2034	2,727	2,893
2.340%, 05/01/2035	1,622	1,722
2.306%, 10/01/2024	753	805
2.283%, 10/01/2033	1,573	1,675
2.170%, 03/01/2035	3,353	3,521
2.112%, 07/01/2034	2,905	3,065
2.109%, 07/01/2034	1,359	1,434
2.017%, 02/01/2035	3,251	3,394
FNMA CMO REMIC, Ser 2007-76, Cl PD
6.000%, 03/25/2036	1,981	2,032
FNMA CMO REMIC, Ser 2011-63, Cl FG
0.652%, 07/25/2041 (A)	5,675	5,727
FNMA CMO, Ser 2011-88, Cl AB
2.500%, 09/25/2026	6,897	7,111
FNMA REMIC, Ser 2011-406, Cl 6, IO
4.000%, 01/25/2041 (A)	2,301	268
FNMA TBA
3.000%, 03/15/2043	3,000	3,106
GNMA ARM (A)
1.939%, 12/20/2060	3,733	3,947
1.680%, 09/20/2060 to 11/20/2060	4,664	4,788
1.408%, 11/20/2060	4,025	4,106
1.314%, 12/20/2060	4,253	4,359

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GNMA CMO, Ser 2002-66, Cl FC
0.602%, 07/16/2031 (A)	$1,955	$1,974
GNMA CMO, Ser 2005-93, Cl PA
5.500%, 06/20/2033	446	451
GNMA CMO, Ser 2010-66, Cl A
1.869%, 09/16/2027	2,353	2,365
GNMA CMO, Ser 2011-69, IO
5.000%, 03/20/2036	1,517	98
GNMA CMO, Ser 2012-70, IO
0.962%, 08/16/2052 (A)	17,407	1,228
GNMA CMO, Ser 2012-78, IO
1.055%, 06/16/2052 (A)	12,870	1,003
GNMA CMO, Ser 2012-95, IO
1.047%, 02/16/2053 (A)	3,869	355
GNMA CMO, Ser 2012-100, IO
0.887%, 08/16/2052 (A)	12,897	982
NCUA Guaranteed Notes CMO, Ser 2010-A1, Cl A
0.549%, 12/07/2020 (A)	1,431	1,435
NCUA Guaranteed Notes CMO, Ser 2010-R1, Cl 1A
0.649%, 10/07/2020 (A)	5,559	5,576
NCUA Guaranteed Notes CMO, Ser 2010-R3, Cl 1A
0.758%, 12/08/2020 (A)	8,281	8,329
NCUA Guaranteed Notes CMO, Ser 2011-R1, Cl 1A
0.648%, 01/08/2020 (A)	4,268	4,278
NCUA Guaranteed Notes CMO, Ser 2011-R2, Cl 1A
0.598%, 02/06/2020 (A)	5,246	5,267
NCUA Guaranteed Notes CMO, Ser 2011-R3, Cl 1A
0.599%, 03/11/2020 (A)	5,427	5,446
NCUA Guaranteed Notes CMO, Ser 2011-R4, Cl 1A
0.578%, 03/06/2020 (A)	1,572	1,575
NCUA Guaranteed Notes CMO, Ser 2011-R6, Cl 1A
0.578%, 05/07/2020 (A)	1,987	1,990

		153,076

Non-Agency Mortgage-Backed Obligations — 36.0%
ABN Amro Mortgage, Ser 2003-3, Cl B3
5.750%, 02/25/2033 (B)	218	112
Adjustable Rate Mortgage Trust, Ser 2005-2, Cl 1A2
2.904%, 06/25/2035 (A)	977	915
American Home Mortgage Investment Trust, Ser 2005-2, Cl 5A3
5.077%, 09/25/2035 (C)	4,691	4,779
Banc of America Funding, Ser 2004-C, Cl 2A2
3.124%, 12/20/2034 (A)	1,223	1,180
Banc of America Funding, Ser 2010-R4, Cl 6A1
0.351%, 01/26/2037 (A) (B)	2,565	2,448

1

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Banc of America Funding, Ser 2010-R11A, Cl 4A6
4.755%, 11/26/2036 (A) (B)	$4,769	$4,757
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-4, Cl A2
5.522%, 07/10/2046	989	997
Banc of America Merrill Lynch Commercial Mortgage, Ser 2006-5, Cl A2
5.317%, 09/10/2047	4,075	4,075
Banc of America Mortgage Securities, Ser 2007-4, Cl B1
5.420%, 12/28/2037 (A)	294	18
Banc of America Mortgage Trust, Ser 2003-K, Cl 2A1
3.061%, 12/25/2033 (A)	5,828	5,861
Banc of America Mortgage Trust, Ser 2004-C, Cl 2A1
3.136%, 04/25/2034 (A)	3,132	3,173
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A2
4.735%, 09/11/2042	1,527	1,556
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl F
5.964%, 09/11/2042 (A) (B)	548	225
Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Cl G
5.964%, 09/11/2042 (A) (B)	955	281
Bear Stearns Mortgage Funding Trust, Ser 2006-SL5, Cl 1A
0.502%, 12/25/2036 (A)	62	31
Chase Mortgage Finance, Ser 2007-A1, Cl 1A3
3.036%, 02/25/2037 (A)	515	516
Chase Mortgage Finance, Ser 2007-A1, Cl 7A1
2.936%, 02/25/2037 (A)	3,003	3,005
Citicorp Mortgage Securities, Ser 2005-4, Cl 2A1
5.000%, 07/25/2020	499	524
Citicorp Mortgage Securities, Ser 2007-2, Cl 1A3
6.000%, 02/25/2037	1,582	1,648
Citigroup Mortgage Loan Trust, Ser 2008-AR4, Cl 2A1A
2.884%, 11/25/2038 (A) (B)	4,351	4,463
Countrywide Alternative Loan Trust, Ser 2003-J1, Cl 3A1
5.000%, 10/25/2018	1,970	2,033
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2003-26, Cl 2A1
0.602%, 08/25/2033 (A)	365	352
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-8, Cl 2A1
4.500%, 06/25/2019	1,519	1,570

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-18, Cl A1
6.000%, 10/25/2034	$789	$829
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2005-27, Cl M
5.500%, 12/25/2035	502	—
Credit Suisse First Boston Mortgage Securities, Ser 2002-AR31, Cl 4A1
3.109%, 11/25/2032 (A)	542	545
Credit Suisse Mortgage Capital Pass-Through Certificates, Ser 2007-C2, Cl A3
5.542%, 01/15/2049 (A)	1,630	1,862
Credit Suisse Mortgage Capital Pass-Through Certificates, Ser 2007-C5, Cl A4
5.695%, 09/15/2040 (A)	2,308	2,624
Credit-Based Asset Servicing and Securitization LLC, Ser 2006-MH1, Cl AF3
5.970%, 10/25/2036 (B) (C)	2,309	2,363
DBRR Trust, Ser EZ1, Cl A
0.946%, 09/25/2045 (B)	4,159	4,172
DBUBS Mortgage Trust, Ser 2011-LC2A, Cl XA, IO
1.439%, 07/10/2044 (A) (B)	43,754	3,005
Deutsche Mortgage Securities, Ser 2010-RS2, Cl A1
1.462%, 06/28/2047 (A) (B)	387	387
Developers Diversified Realty, Ser 2009-DDR1, Cl A
3.807%, 10/14/2022 (B)	3,714	3,862
FDIC Structured Sale Guaranteed Notes, Ser 2010-S1, Cl 1A
0.752%, 02/25/2048 (A) (B)	6,863	6,876
FDIC Structured Sale Guaranteed Notes, Ser 2010-S2, Cl 1A
0.702%, 11/29/2037 (A) (B)	1,828	1,830
First Horizon Alternative Mortgage Trust, Ser 2005-AA3, Cl 3A1
2.615%, 05/25/2035 (A)	570	518
First Horizon Pass-Through Trust, Ser 2003-8, Cl 1A3
5.000%, 10/25/2033	1,857	1,879
GMAC Commercial Mortgage Securities, Ser 2004-C3, Cl A4
4.547%, 12/10/2041	1,014	1,017
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	2,280	2,631
GS Mortgage Securities II, Ser 2007-GG10, Cl A4
5.791%, 08/10/2045 (A)	1,020	1,166
GS Mortgage Securities II, Ser 2010-C2, Cl XA, IO
0.699%, 12/10/2043 (A) (B)	61,072	1,332

2

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

GS Mortgage Securities II, Ser 2011-ALF, Cl XA1, IO
3.566%, 02/10/2021 (A) (B)	$18,986	$344
GS Mortgage Securities II, Ser 2011-GC3, Cl X, IO
1.345%, 03/10/2044 (A) (B)	47,338	2,350
GS Mortgage Securities II, Ser 2013-GC10, Cl A5
2.943%, 02/10/2046	2,220	2,249
GS Mortgage Securities Trust, Ser 2013-KY0, Cl D
2.950%, 11/08/2029 (B)	1,310	1,316
GS Mortgage Securities Trust, Ser 2013-KY0, Cl XA1, IO
3.265%, 11/08/2029 (B)	32,323	1,952
GSR Mortgage Loan Trust, Ser 2003-7F, Cl 5A1
0.602%, 10/25/2032 (A)	333	320
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 1A1
2.988%, 01/25/2035 (A)	861	845
GSR Mortgage Loan Trust, Ser 2005-AR2, Cl 1A2
2.911%, 04/25/2035 (A)	1,291	1,205
Harborview Mortgage Loan Trust, Ser 2004-7, Cl 2A1
2.621%, 11/19/2034 (A)	184	155
HSI Asset Securitization Trust, Ser 2005-NC1, Cl 2A4
0.524%, 07/25/2035 (A)	1,723	1,648
Impac CMB Trust, Ser 2004-10, Cl 4M1
1.102%, 03/25/2035 (A)	538	470
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB12, Cl A3B
5.292%, 09/12/2037 (A)	370	379
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP1, Cl A2
4.625%, 03/15/2046	735	743
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-LDP5, Cl A2
5.198%, 12/15/2044	4,473	4,499
JPMorgan Chase Commercial Mortgage Securities, Ser 2010-CNTR, Cl XA, IO
2.049%, 08/05/2032 (A) (B)	14,905	1,633
JPMorgan Chase Commercial Mortgage Securities, Ser 2011-C3, Cl XA, IO
1.550%, 02/15/2046 (A) (B)	40,585	2,437
JPMorgan Mortgage Trust, Ser 2004-S1, Cl 1A4
4.500%, 09/25/2034	1,599	1,637
JPMorgan Mortgage Trust, Ser 2005-A4, Cl 2A1
3.058%, 07/25/2035 (A)	583	575
JPMorgan Mortgage Trust, Ser 2007-A1, Cl 1A1
3.048%, 07/25/2035 (A)	886	901

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

LB-UBS Commercial Mortgage Trust, Ser 2005-C1, Cl A3
4.545%, 02/15/2030	$528	$533
LB-UBS Commercial Mortgage Trust, Ser 2007-C1, Cl AM
5.455%, 02/15/2040	810	912
Master Asset Securitization Trust, Ser 2005-1, Cl 2A5
5.000%, 05/25/2035	1,163	1,164
MASTR Adjustable Rate Mortgages Trust, Ser 2004-13, Cl 3A6
2.628%, 11/21/2034 (A)	307	307
Mellon Residential Funding, Ser 1999-TBC3, Cl A2
2.610%, 10/20/2029 (A)	888	889
Merrill Lynch Mortgage Investors, Ser 2005-A2, Cl A4
2.533%, 02/25/2035 (A)	766	771
Merrill Lynch Mortgage Investors, Ser 2005-A4, Cl 1A
2.906%, 07/25/2035 (A)	1,399	1,141
Morgan Stanley Capital I, Ser 2005-T19, Cl AAB
4.852%, 06/12/2047	1,310	1,338
Morgan Stanley Capital I, Ser 2006-IQ11, Cl A3
5.862%, 10/15/2042 (A)	217	219
Morgan Stanley Capital I, Ser 2006-T23, Cl AAB
5.805%, 08/12/2041 (A)	2,354	2,454
Morgan Stanley Capital I, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (A)	1,700	1,949
Morgan Stanley Capital I, Ser 2007-IQ16, Cl AM
6.101%, 12/12/2049 (A)	800	944
Morgan Stanley Mortgage Loan Trust, Ser 2004-10AR, Cl 1A
2.980%, 11/25/2034 (A)	1,801	1,726
Morgan Stanley Mortgage Loan Trust, Ser 2005-5AR, Cl 1A1
0.472%, 09/25/2035 (A)	937	907
Mortgage-Linked Amortizing Notes CMO, Ser 2012-1, Cl A10
2.060%, 01/15/2022	5,772	5,896
Motel 6 Trust, Ser 2012-MTL6, Cl XA1, IO
3.005%, 10/05/2025 (A) (B)	20,000	1,068
PHH Mortgage Capital LLC, Ser 2008-CIM2, Cl 1A1
4.750%, 07/25/2038 (A)	2,970	2,907
Provident Funding Mortgage Loan Trust, Ser 2003-1, Cl A
2.496%, 08/25/2033 (A)	2,407	2,444
Residential Asset Securitization Trust, Ser 2007-A8, Cl 3A1
5.629%, 08/25/2022 (A)	1,860	1,773

3

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Residential Funding Mortgage Securities I, Ser 2003-S7, Cl A7
5.500%, 05/25/2033	$318	$332
Residential Funding Mortgage Securities I, Ser 2004-S5, Cl 2A1
4.500%, 05/25/2019	2,405	2,478
Residential Funding Securities LLC, Ser 2003-RM2, Cl AI5
8.500%, 05/25/2033	547	577
Sequoia Mortgage Trust, Ser 2002-10, Cl 1A
1.005%, 10/20/2027 (A)	2,214	2,163
Sequoia Mortgage Trust, Ser 2010-H1, Cl A1
3.750%, 02/25/2040 (A)	781	788
Sequoia Mortgage Trust, Ser 2012-1, Cl 1A1
2.865%, 01/25/2042 (A)	3,978	4,084
Sequoia Mortgage Trust, Ser 2013-1, Cl 1A1
1.450%, 02/25/2043 (A)	4,754	4,756
Sequoia Mortgage Trust, Ser 2013-2, Cl A1
1.874%, 02/25/2043 (A)	1,978	1,978
Springleaf Mortgage Loan Trust, Ser 2012-1A, Cl A
2.667%, 09/25/2057 (A) (B)	2,291	2,317
Springleaf Mortgage Loan Trust, Ser 2012-2A, Cl A
2.220%, 10/25/2057 (A) (B)	3,152	3,189
Springleaf Mortgage Loan Trust, Ser 2012-3A, Cl A
1.570%, 12/25/2059 (A) (B)	4,149	4,170
Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-7, Cl 1A3
2.790%, 04/25/2035 (A)	3,062	2,839
Thornburg Mortgage Securities Trust, Ser 2004-3, Cl A
0.942%, 09/25/2044 (A)	1,520	1,490
Thornburg Mortgage Securities Trust, Ser 2005-2, Cl A1
2.529%, 07/25/2045 (A)	3,799	3,753
Thornburg Mortgage Securities Trust, Ser 2007-1, Cl A2B
5.800%, 03/25/2037 (A)	3,408	3,205
Thornburg Mortgage Securities Trust, Ser 2007-4, Cl 1A1
2.643%, 09/25/2037 (A)	3,474	3,413
UBS Commercial Mortgage Trust, Ser 2012-C1, Cl XA, IO
2.562%, 05/10/2045 (A) (B)	13,104	1,977
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (B)	1,800	1,818
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22, Cl A3
5.318%, 12/15/2044 (A)	369	369

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Wachovia Bank Commercial Mortgage Trust, Ser 2006-C25, Cl A3
5.698%, 05/15/2043 (A)	$945	$949
Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Cl A5
5.342%, 12/15/2043	1,700	1,924
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR7, Cl A7
2.323%, 08/25/2033 (A)	131	131
WaMu Mortgage Pass-Through Certificates, Ser 2003-AR11, Cl A6
2.473%, 10/25/2033 (A)	858	879
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR8, Cl A2
0.587%, 06/25/2044 (A)	541	500
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A1B
0.608%, 07/25/2044 (A)	1,084	1,024
WaMu Mortgage Pass-Through Certificates, Ser 2004-AR10, Cl A3
0.737%, 07/25/2044 (A)	1,107	1,034
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB4, Cl 22A
6.000%, 12/25/2019	579	602
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR1, Cl A2A3
0.602%, 01/25/2045 (A)	623	589
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A21
0.532%, 01/25/2045 (A)	1,290	1,231
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR2, Cl 2A23
0.582%, 01/25/2045 (A)	1,956	1,876
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR8, Cl 2A1A
0.492%, 07/25/2045 (A)	1,718	1,614
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR9, Cl A1A
0.522%, 07/25/2045 (A)	407	391
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR11, Cl A1A
0.522%, 08/25/2045 (A)	2,833	2,653
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR13, Cl A1A2
1.621%, 10/25/2045 (A)	828	848

4

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

WaMu Mortgage Pass-Through Certificates, Ser 2005-AR15, Cl A1A1
0.462%, 11/25/2045 (A)	$1,791	$1,677
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR17, Cl A1A1
0.472%, 12/25/2045 (A)	1,761	1,641
WaMu Mortgage Pass-Through Certificates, Ser 2005-AR19, Cl A1A2
0.492%, 12/25/2045 (A)	1,198	1,092
WaMu Mortgage Pass-Through Certificates, Ser 2006-AR12, Cl 1A2
2.769%, 10/25/2036 (A)	2,014	1,694
Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2007-OA3, Cl 5A
2.250%, 04/25/2047 (A)	5,828	3,919
Wells Fargo Mortgage-Backed Securities Trust, Ser 2003-12, Cl A1
4.750%, 11/25/2018	580	600
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-E, Cl A1
4.871%, 05/25/2034 (A)	725	746
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-O, Cl A1
4.934%, 08/25/2034 (A)	5,186	5,358
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-4, Cl 2A2
5.500%, 04/25/2036	911	905
Wells Fargo Mortgage-Backed Securities Trust, Ser 2006-8, Cl A15
6.000%, 07/25/2036	322	321
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-2, Cl 3A2
5.250%, 03/25/2037	1,240	1,308
Wells Fargo Mortgage-Backed Securities Trust, Ser 2007-7, Cl A38
6.000%, 06/25/2037	4	4
WF-RBS Commercial Mortgage Trust, Ser 2011-C2, Cl XA, IO
1.149%, 02/15/2044 (A) (B)	31,277	1,506
WF-RBS Commercial Mortgage Trust, Ser 2013-C11, Cl A5
3.071%, 03/15/2045	1,620	1,664

		220,793

Total Mortgage-Backed Securities (Cost $370,304) ($ Thousands)		373,869

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES — 30.2%

Automotive — 4.0%
AmeriCredit Automobile Receivables Trust, Ser 2010-3, Cl A3
1.140%, 04/08/2015	$1,835	$1,838
AmeriCredit Automobile Receivables Trust, Ser 2011-4, Cl A3
1.170%, 05/09/2016	3,500	3,520
AmeriCredit Automobile Receivables Trust, Ser 2012-1, Cl A3
1.230%, 09/08/2016	2,500	2,524
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A3
0.790%, 06/20/2017	3,000	2,999
Capital Auto Receivables Asset Trust, Ser 2013-1, Cl A4
0.970%, 01/22/2018	2,500	2,499
Chesapeake Funding LLC, Ser 2012-2A, Cl A
0.649%, 05/07/2024 (A) (B)	2,000	2,000
Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Cl A2
0.801%, 02/15/2016 (A)	5,000	5,020
Wheels SPV LLC, Ser 2012-1, Cl A2
1.190%, 03/20/2021 (B)	3,877	3,904

		24,304

Credit Cards — 2.8%
American Express Credit Account Master Trust, Ser 2011-1, Cl A
0.371%, 04/17/2017 (A)	4,250	4,257
Cabela’s Master Credit Card Trust, Ser 2012-2A, Cl A2
0.681%, 06/15/2020 (A) (B)	3,000	3,006
GE Capital Credit Card Master Note Trust, Ser 2011-1, Cl A
0.751%, 01/15/2017 (A)	4,000	4,018
GE Capital Credit Card Master Note Trust, Ser 2011-3, Cl A
0.431%, 09/15/2016 (A)	6,000	6,005

		17,286

Mortgage Related Securities — 6.3%
ACE Securities, Ser 2005-HE2, Cl M3
0.922%, 04/25/2035 (A)	2,235	2,194
Argent Securities, Ser 2006-W2, Cl A2B
0.392%, 03/25/2036 (A)	1,566	698
Asset-Backed Funding Certificates, Ser 2004-OPT5, Cl M1
1.327%, 03/25/2034 (A)	326	233
Asset-Backed Securities Home Equity, Ser 2006-HE3, Cl A4
0.372%, 03/25/2036 (A)	2,407	2,183

5

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Bayview Financial Acquisition Trust, Ser 2005-C, Cl A2
0.554%, 06/28/2044 (A)	$1,306	$1,279
Bear Stearns Asset-Backed Securities Trust, Ser 2005-HE5, Cl M1
0.652%, 06/25/2035 (A)	659	652
Citigroup Mortgage Loan Trust, Ser 2004-NCM2, Cl 1CB2
6.750%, 08/25/2034	82	87
Citigroup Mortgage Loan Trust, Ser 2010-9, Cl 5A1
4.750%, 03/25/2037 (B) (C)	5,460	5,480
Credit Suisse First Boston Mortgage Securities, Ser 2005-FIX1, Cl A2
4.310%, 05/25/2035 (C)	247	248
Green Tree Home Improvement Loan Trust, Ser 1997-E, Cl HEB1
7.530%, 01/15/2029	356	354
Home Equity Mortgage Trust, Ser 2006-5, Cl A1
6.000%, 01/25/2037 (C)	11,223	2,484
HSBC Home Equity Loan Trust, Ser 2007-3, Cl M1
2.455%, 11/20/2036 (A)	3,000	2,891
Indymac Residential Asset- Backed Trust, Ser 2005-A, Cl M1
0.672%, 03/25/2035 (A)	780	779
Master Asset-Backed Securities Trust, Ser 2003-WMC2, Cl M1
1.252%, 08/25/2033 (A)	227	226
Master Asset-Backed Securities Trust, Ser 2005-AB1, Cl A3B
5.233%, 11/25/2035 (C)	6,198	6,207
Master Asset-Backed Securities Trust, Ser 2006-NC3, Cl A5
0.412%, 10/25/2036 (A)	2,480	1,344
Morgan Stanley ABS Capital I, Ser 2005-HE5, Cl A2C
0.542%, 09/25/2035 (A)	766	766
Morgan Stanley ABS Capital I, Ser 2005-NC2, Cl M2
0.622%, 03/25/2035 (A)	459	444
Morgan Stanley ABS Capital I, Ser 2006-HE8, Cl A2B
0.302%, 10/25/2036 (A)	3,468	2,028
Morgan Stanley Dean Witter Capital I, Ser 2002-AM3, Cl M1
1.627%, 02/25/2033 (A)	95	92
Morgan Stanley Dean Witter Capital I, Ser 2003-NC4, Cl M2
3.202%, 04/25/2033 (A)	89	64
Nationstar Home Equity Loan Trust, Ser 2006-B, Cl AV4
0.482%, 09/25/2036 (A)	2,225	1,763

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Option One Mortgage Loan Trust, Ser 2005-5, Cl A3
0.412%, 12/25/2035 (A)	$1,817	$1,776
Option One Mortgage Loan Trust, Ser 2006-3, Cl 2A2
0.302%, 02/25/2037 (A)	733	473
Residential Asset Securities, Ser 2005-KS12, Cl A3
0.522%, 01/25/2036 (A)	2,800	2,640
Saxon Asset Securities Trust, Ser 2003-3, Cl AF6
4.990%, 12/25/2033 (C)	776	794
Securitized Asset-Backed Receivables LLC, Ser 2007-BR5, Cl A2A
0.332%, 05/25/2037 (A)	1,332	742

		38,921

Non-Agency Mortgage-Backed Obligations — 3.3%
BCAP LLC Trust, Ser 2009-RR2, Cl A1
2.848%, 01/21/2038 (A) (B)	2,118	2,141
BCAP LLC Trust, Ser 2012-RR10, Cl 7A5
2.886%, 08/21/2035 (A) (B)	2,455	2,514
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-9, Cl 22A1
3.464%, 11/25/2034 (A)	1,365	1,370
Countrywide Home Loan Mortgage Pass-Through Trust, Ser 2004-11, Cl 2A1
2.528%, 07/25/2034 (A)	1,627	1,601
Extended Stay America Trust, Ser 2013-ESFL, Cl DFL
3.348%, 12/05/2031 (A) (B)	1,500	1,537
GS Mortgage Securities II, Ser 2011-ALF, Cl C
3.563%, 02/10/2021 (B)	2,250	2,282
GS Mortgage Securities Trust, Ser 2011-ALF, Cl A
2.716%, 02/10/2021 (B)	3,999	4,053
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C26, Cl A2
5.935%, 06/15/2045	278	282
Wells Fargo Mortgage-Backed Securities Trust, Ser 2004-Q, Cl 1A2
2.615%, 09/25/2034 (A)	3,035	3,110
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR7, Cl 2A1
5.086%, 05/25/2035 (A)	1,140	1,158
Wells Fargo Mortgage-Backed Securities Trust, Ser 2005-AR11, Cl 1A1
2.658%, 06/25/2035 (A)	135	138

		20,186

6

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Other Asset-Backed Securities — 13.8%
Aames Mortgage Investment Trust, Ser 2004-1, Cl M4
1.777%, 01/25/2035 (A)	$1,437	$1,432
Aames Mortgage Investment Trust, Ser 2005-4, Cl M1
0.907%, 10/25/2035 (A)	2,414	2,387
Ameriquest Mortgage Securities, Ser 2005-R1, Cl M1
0.652%, 03/25/2035 (A)	1,543	1,521
Ameriquest Mortgage Securities, Ser 2005-R3, Cl A1A
0.402%, 05/25/2035 (A)	181	181
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF3
4.928%, 11/25/2035 (C)	1,708	1,742
Ameriquest Mortgage Securities, Ser 2005-R9, Cl AF6
4.928%, 11/25/2035 (C)	2,741	2,763
Ameriquest Mortgage Securities, Ser 2005-R10, Cl A2B
0.422%, 01/25/2036 (A)	3,244	3,214
Ameriquest Mortgage Securities, Ser 2005-R11, Cl A2C
0.432%, 01/25/2036 (A)	50	50
Argent Securities, Ser 2005-W4, Cl A2C
0.502%, 02/25/2036 (A)	246	243
ARL First LLC, Ser 2012-1A, Cl A2
3.810%, 12/15/2042 (B)	801	839
Carrington Mortgage Loan Trust, Ser 2005-NC5, Cl A2
0.522%, 10/25/2035 (A)	1,280	1,273
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2002-3, Cl 1A6
4.707%, 06/25/2032	294	295
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-5, Cl 1A6
4.597%, 01/25/2015	1,371	1,383
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2003-6, Cl 1A6
4.585%, 11/25/2034	1,687	1,690
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser 2004-2, Cl 1A4
5.323%, 02/25/2035	1,016	1,037
CNH Equipment Trust, Ser 2011-B, Cl A3
0.910%, 08/15/2016	4,000	4,017
Conseco Finance Securitization, Ser 2002-1, Cl A
6.681%, 12/01/2033 (A)	3,504	3,640
Conseco Financial, Ser 1996-3, Cl A6
7.850%, 05/15/2027 (A)	1,525	1,573

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Conseco Financial, Ser 1996-6, Cl A6
7.950%, 09/15/2027	$339	$342
Conseco Financial, Ser 1996-8, Cl A7
8.050%, 11/15/2026 (A)	240	243
Conseco Financial, Ser 1997-2, Cl A6
7.240%, 06/15/2028 (A)	2,829	3,022
Conseco Financial, Ser 1997-3, Cl A5
7.140%, 03/15/2028	441	483
Conseco Financial, Ser 1997-3, Cl A6
7.320%, 03/15/2028	146	160
Conseco Financial, Ser 1997-7, Cl A7
6.960%, 07/15/2028 (A)	554	597
Countrywide Asset-Backed Certificates, Ser 2004-5, Cl 3A
0.432%, 09/25/2034 (A)	17	17
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2005-FF5, Cl M1
0.652%, 03/25/2035 (A)	429	427
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FF9, Cl M1
0.452%, 06/25/2036 (A)	20,000	370
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFA, Cl A3
0.322%, 09/25/2026 (A)	448	79
First Franklin Mortgage Loan Asset-Backed Certificates, Ser 2006-FFB, Cl A2
0.332%, 12/25/2026 (A)	181	42
Fremont Home Loan Trust, Ser 2005-1, Cl M2
0.922%, 06/25/2035 (A)	223	222
Greenwich Capital Acceptance, Ser 1995-BA1, Cl B1
7.400%, 08/10/2020	824	827
GSAMP Trust, Ser 2005-WMC1, Cl A4
0.582%, 09/25/2035 (A)	122	122
GSAMP Trust, Ser 2007-NC1, Cl A2A
0.252%, 12/25/2046 (A)	109	55
GSAMP Trust, Ser 2007-NC1, Cl A2B
0.302%, 12/25/2046 (A)	211	108
GSAMP Trust, Ser 2007-NC1, Cl A2C
0.352%, 12/25/2046 (A)	967	499
HSI Asset Securitization Trust, Ser 2005-I1, Cl 2A3
0.492%, 11/25/2035 (A)	2,579	2,311

7

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A3
4.350%, 04/15/2040	$2,343	$2,473
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A4
5.270%, 04/15/2040	392	423
Lehman ABS Manufactured Housing Contract Trust, Ser 2001-B, Cl A6
6.467%, 04/15/2040 (A)	653	725
Lehman XS Trust, Ser 2005-9N, Cl 1A1
0.472%, 02/25/2036 (A)	328	249
Long Beach Mortgage Loan Trust, Ser 2005-2, Cl M2
0.892%, 04/25/2035 (A)	252	251
Morgan Stanley ABS Capital I, Ser 2005-HE6, Cl A2C
0.522%, 11/25/2035 (A)	4,823	4,783
New Century Home Equity Loan Trust, Ser 2005-C, Cl A2C
0.452%, 12/25/2035 (A)	4,640	4,286
Newcastle Investment Trust, Ser 2010-MH1, Cl A
4.500%, 07/10/2035 (B)	2,836	2,893
Newcastle Investment Trust, Ser 2011-MH1, Cl A
2.450%, 12/10/2033 (B)	3,287	3,363
Origen Manufactured Housing Contract Trust, Ser 2005-B, Cl A4
5.910%, 01/15/2037	708	740
Park Place Securities, Ser 2004-MHQ1, Cl M1
0.902%, 12/25/2034 (A)	518	518
Park Place Securities, Ser 2004-WCW1, Cl M1
0.832%, 09/25/2034 (A)	44	44
Popular ABS Mortgage Pass- Through Trust, Ser 2004-5, Cl AF4
4.655%, 12/25/2034 (A)	4,569	4,693
Popular ABS Mortgage Pass- Through Trust, Ser 2005-3, Cl AF4
4.776%, 07/25/2035 (A)	1,129	1,166
Popular ABS Mortgage Pass- Through Trust, Ser 2005-B, Cl M1
0.682%, 08/25/2035 (A)	2,322	2,307
Residential Asset Mortgage Products, Ser 2004-RS8, Cl AI4
5.060%, 06/25/2032 (C)	624	631
Residential Asset Securities, Ser 2006-KS1, Cl A4
0.502%, 02/25/2036 (A)	1,411	1,353
SACO I, Ser 2005-9, Cl A1
0.702%, 12/25/2035 (A)	2,073	1,273

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

SACO I, Ser 2005-WM3, Cl A1
0.722%, 09/25/2035 (A)	$1,104	$482
Securitized Asset-Backed Receivables LLC, Ser 2005-FR4, Cl M1
0.682%, 01/25/2036 (A)	998	994
Securitized Asset-Backed Receivables LLC, Ser 2007-NC1, Cl A2B
0.352%, 12/25/2036 (A)	3,018	1,530
Soundview Home Equity Loan Trust, Ser 2005-OPT3, Cl A4
0.502%, 11/25/2035 (A)	794	781
Specialty Underwriting & Residential Finance, Ser 2005-AB3, Cl A2B
0.452%, 09/25/2036 (A)	3	3
Structured Asset Investment Loan Trust, Ser 2006-2, Cl A3
0.382%, 04/25/2036 (A)	1,342	1,166
Structured Asset Securities Mortgage Loan Trust, Ser 2006-WF3, Cl A4
0.512%, 09/25/2036 (A)	1,820	1,524
Structured Asset Securities, Ser 2005-2XS, Cl 1A2A
4.510%, 02/25/2035 (C)	20	20
Structured Asset Securities, Ser 2007-BC2, Cl A3
0.332%, 03/25/2037 (A)	1,189	1,076
Terwin Mortgage Trust, Ser 2006-17HE, Cl A2A
0.282%, 01/25/2038 (A) (B)	5	5
Trinity Rail Leasing, Ser 2006-1A, Cl A1
5.900%, 05/14/2036 (B)	869	1,003
Trinity Rail Leasing, Ser 2012-1A, Cl A2
3.525%, 01/15/2043 (B)	1,862	1,918
Trip Rail Master Funding LLC, Ser 2011-1A, Cl A2
6.024%, 07/15/2041 (B)	2,148	2,626
Wells Fargo Home Equity Trust, Ser 2006-1, Cl A3
0.352%, 05/25/2036 (A)	251	251

		84,756

Total Asset-Backed Securities (Cost $215,398) ($ Thousands)		185,453

CORPORATE OBLIGATIONS — 3.9%

Consumer Discretionary — 0.2%
Time Warner
7.570%, 02/01/2024	1,000	1,329

Financials — 1.4%
American Express
6.800%, 09/01/2066 (A)	2,500	2,682
HSBC Finance
6.676%, 01/15/2021	1,000	1,196
MetLife
6.400%, 12/15/2036	2,000	2,162

8

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

SLM MTN
8.450%, 06/15/2018	$2,000	$2,365

		8,405

Industrials — 1.2%
AGCO
5.875%, 12/01/2021	2,000	2,165
BNSF Funding Trust I
6.613%, 12/15/2055 (A)	2,261	2,575
Legrand France
8.500%, 02/15/2025	2,000	2,664

		7,404

Telecommunication Services — 0.7%
SBA Tower Trust
4.254%, 04/15/2015 (B)	4,000	4,244

Utilities — 0.4%
Dominion Resources
7.500%, 06/30/2066 (A)	1,000	1,110
Wisconsin Energy
6.250%, 05/15/2067 (A)	1,000	1,086

		2,196

Total Corporate Obligations (Cost $22,265) ($ Thousands)		23,578

COLLATERALIZED DEBT OBLIGATIONS — 1.8%

Other Asset-Backed Securities — 1.8%
1776 CLO, Ser 2006-1A, Cl B
0.743%, 05/08/2020 (A) (B)	5,000	4,745
AMMC CLO III, Ser 2004-3A, Cl A
0.670%, 07/25/2016 (A) (B)	568	560
Centurion CDO VII, Ser 2004-7A, Cl A1A
0.672%, 01/30/2016 (A) (B)	212	212
Chatham Light CLO, Ser 2005-2A, Cl A1
0.548%, 08/03/2019 (A) (B)	397	390
Gale Force CLO, Ser 2007-3A, Cl A1
0.542%, 04/19/2021 (A) (B)	2,600	2,548
Symphony CLO, Ser 2007-3A, Cl A1A
0.530%, 05/15/2019 (A) (B)	2,500	2,456
Victoria Falls CLO, Ser 2005-1A, Cl A2
0.620%, 02/17/2017 (A) (B)	384	381

Total Collateralized Debt Obligations (Cost $11,195) ($ Thousands)		11,292

PREFERRED STOCK — 0.3%
Public Storage, 5.900% ‡	75	1,991

Total Preferred Stock (Cost $1,964) ($ Thousands)		1,991

Description	Face Amount ($ Thousands)/Shares	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.1%
U.S. Treasury Bills (D) (E)
0.055%, 04/11/2013	$500	$500

Total U.S. Treasury Obligation (Cost $500) ($ Thousands)		500

CASH EQUIVALENT — 5.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.020% *	34,479,584	34,480

Total Cash Equivalent (Cost $34,480) ($ Thousands)		34,480

Total Investments — 102.9% (Cost $656,106) ($ Thousands) †		$631,163

The open futures contracts held by the Fund at February 28, 2013, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation ($ Thousands)
U.S. 5-Year Treasury Note	(249)	Jun-2013	$1
U.S. 10-Year Treasury Note	(171)	Jun-2013	31
U.S. Long Treasury Bond	(48)	Jun-2013	40

			$72

For the period ended February 28, 2013, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

The open reverse repurchase agreements held by the Fund as of February 28, 2013 is as follows:

Principal Amount ($ Thousands)	Counterparty	Value ($ Thousands)
$(2,344)	JP Morgan, 0.08%	$(2,344)
(1,732)	JP Morgan, 0.10%	(1,732)
(1,120)	JP Morgan, 0.08%	(1,120)

		$(5,196)

Percentages are based on a Net Assets of $613,427 ($ Thousands).

‡	Real Estate Investment Trust.

*	Investment in Affiliated Security. The rate reported is the 7-day effective yield as of February 28, 2013.

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of February 28, 2013. The date reported on the Schedule of Investments is the final maturity date.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on February 28, 2013. The coupon on a step bond changes on a specified date.

(D	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

9

Schedule of Investments (Unaudited)

SEI Alpha Strategy Portfolios, LP

SEI LIBOR Plus Portfolio

February 28, 2013

(E)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

†	At February 28, 2013, the tax basis cost of the Fund’s investments was $656,106 ($ Thousands), and the unrealized appreciation and depreciation were $13,102 ($ Thousands) and $(38,045) ($ Thousands), respectively.

ABS — Asset-Backed Security

ARM — Adjustable Rate Mortgage

CDO — Collateralized Debt Obligation

Cl — Class

CLO — Collateralized Loan Obligation

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

LLC — Limited Liability Company

MTN — Medium Term Note

NCUA — National Credit Union Association

REMIC — Real Estate Mortgage Investment Conduit

Ser — Series

SPV — Special Purpose Vehicle

TBA — To Be Announced

The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$373,869	$—	$373,869
Asset-Backed Securities	—	185,453	—	185,453
Corporate Obligations	—	23,578	—	23,578
Collateralized Debt Obligations	—	11,292	—	11,292
Preferred Stock	1,991	—	—	1,991
U.S. Treasury Obligation	—	500	—	500
Cash Equivalent	34,480	—	—	34,480

Total Investments in Securities	$36,471	$594,692	$—	$631,163

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Reverse Repurchase Agreements	$(5,196)	$—	$—	$(5,196)
Futures Contracts *	72	—	—	72

Total Other Financial Instruments	$(5,124)	$—	$—	$(5,124)

*	Futures Contracts are valued at the unrealized appreciation on the instrument.

For the quarter ended February 28, 2013, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the quarter ended February 28, 2013, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statement.

Amounts designated as “—” are $0 or have been rounded to $0.

10

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act
(17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Alpha Strategy Portfolios, LP

By:	/S/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ ROBERT A. NESHER
Robert A. Nesher, President & CEO

Date: April 26, 2013

By:	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez, Controller & CFO

Date: April 26, 2013